Fair Values (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$371,657	$-	$371,657
Obligations of States and Political Subdivisions	-	2,660	-	2,660
U.S. Government Sponsored Entities' Asset-Backed Securities	-	444,295	-	444,295
Equity Securities	1,270	-	763	2,033
Mortgage Loans Held for Sale	-	11,535	-	11,535
Mortgage IRLCs	-	251	-	251

Liabilities
Interest Rate Swap	$-	$846	$-	$846
Fair value swap	-	-	700	700

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2010
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$273,313	$-	$273,313
Obligations of States and Political Subdivisions	-	8,446	2,598	11,044
U.S. Government Sponsored Entities' Asset-Backed Securities	-	1,011,412	-	1,011,412
Equity Securities	1,008	-	745	1,753
Mortgage Loans Held for Sale	-	8,340	-	8,340
Mortgage IRLCs	-	166	-	166

Liabilities
Interest Rate Swap	$-	$1,634	$-	$1,634
Fair value swap	-	-	60	60

Reconciliation Of Level 3 Inputs For Financial Instruments Measured On Recurring Basis

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at December 31, 2010	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	(128)	-	-
Included in other comprehensive income	-	18	-
Purchases, sales, issuances and settlements, other, net	(2,470)	-	-
Re-evaluation of fair value swap	-	-	(640)
Balance December 31, 2011	$-	$763	$(700)

Balance, at December 31, 2009	$2,751	$-	$(500)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	-	-	-
Included in other comprehensive income	(43)	-	-
Purchases, sales, issuances and settlements, other, net	(110)	-	-
Settlements	-	-	440
Transfers in and/or out of Level 3	-	745	-
Balance December 31, 2010	$2,598	$745	$(60)

Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2011
Impaired Loans:
Commercial, financial and Agricultural	$-	$-	$19,931	$19,931
Commercial real estate	-	-	24,859	24,859
Construction real estate:
Vision commercial land and development	-	-	21,228	21,228
Remaining commercial	-	-	8,860	8,860
Residential real estate	-	-	12,935	12,935
Total impaired loans	$-	$-	$87,813	$87,813
Mortgage Servicing Rights	-	5,815	-	5,815
Other Real Estate Owned	-	-	42,272	42,272

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2010
Impaired Loans:
Commercial, financial and agricultural	$-	$-	$8,276	$8,276
Commercial real estate	-	-	32,229	32,229
Construction real estate:
Vision commercial land and development	-	-	42,274	42,274
Remaining commercial	-	-	10,465	10,465
Residential real estate	-	-	16,399	16,399
Total impaired loans	$-	$-	$109,643	$109,643
Mortgage Servicing Rights	-	3,813	-	3,813
Other Real Estate Owned	-	-	41,709	41,709

Fair Value Of Financial Instruments

(In thousands)	December 31, 2011		December 31, 2010
Financial Assets:	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and Money Market Instruments	$157,486	$157,486	$133,780	$133,780
Investment Securities	1,640,869	1,655,219	1,971,092	1,983,636
Accrued Interest Receivable	19,697	19,697	24,137	24,137
Mortgage Loans Held for Sale	11,535	11,535	8,340	8,340
Impaired Loans Carried at Fair Value	87,813	87,813	109,643	109,643
Other Loans	4,149,307	4,167,224	4,471,127	4,490,855
Loans Receivable, Net	$4,248,655	$4,266,572	$4,589,110	$4,608,838
Assets held for sale	$382,462	$382,462	$-	$-
Financial Liabilities:
Noninterest Bearing Checking	995,733	995,733	$937,719	$937,719
Interest Bearing Transactions Accounts	1,037,385	1,037,385	1,283,159	1,283,159
Savings	931,526	931,526	899,288	899,288
Time Deposits	1,499,105	1,506,075	1,973,903	1,990,163
Other	1,365	1,365	1,351	1,351
Total Deposits	$4,465,114	$4,472,084	$5,095,420	$5,111,680
Short-Term Borrowings	$263,594	$263,594	$663,669	$663,669
Long-Term Debt	823,182	915,274	636,733	699,080
Subordinated Debentures/Notes	75,250	68,601	75,250	63,099
Accrued Interest Payable	4,916	4,916	6,123	6,123
Liabilities held for sale	536,186	536,991	-	-
Derivative Financial Instruments:
Interest Rate Swap	$846	$846	$1,634	$1,634
Fair value swap	700	700	60	60